Cash and Short Term Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash at Banks [Abstract]
Schedule of cash and cash equivalents

3. CASH AND SHORT TERM DEPOSITS

	30 June 2020	31 December 2019
	USD	USD

Cash and bank balances*	160,742,490	167,767,393
Deposits with original maturities of three months or less	12,935,112	24,692,474
Deposits with original maturities of over three months and less than one year**	145,034,321	119,753,220
	318,711,923	312,213,087

*	This item includes cash with an amount of USD 5,400,000 placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders' obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2019: USD Nil).

**	This item includes a deposit with an amount of USD 5,000,000 (31 December 2019: USD Nil) placed in favor of the Group as collateral against reinsurance arrangements.

	2019	2018
	USD	USD

Cash and bank balances	167,767,393	159,478,364
Deposits with original maturities of three months or less	24,692,474	25,254,000
	192,459,867	184,732,364

Schedule of term deposits
	30 June 2020	31 December 2019
	USD	USD

Cash and bank balances	160,742,490	167,767,393
Deposits with original maturities of three months or less	12,935,112	24,692,474
	173,677,602	192,459,867

	2019	2018
	USD	USD

Total deposits	144,445,694	100,581,231
Less: Deposits with original maturities of three months or less - note 3 (a)	(24,692,474)	(25,254,000)
	119,753,220	75,327,231